Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Propertyl, Plant, and Equipment [Table Text Block]

	Estimated	Depreciation
	Useful Life (1)	Rates (1)	December 31,
	(Years)	(%)	2013	2012
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$9,172	$7,694
Construction in progress	Not applicable		2,727	1,870
Other	3 - 45		964	780
Regulated:
Natural gas transmission facilities		1.2 - 6.97	10,633	9,963
Construction in progress		Not applicable	273	337
Other		1.35 - 33.33	1,293	1,418
Total property, plant, and equipment, at cost			$25,062	$22,062
Accumulated depreciation and amortization			(7,437)	(6,906)
Property, plant, and equipment — net			$17,625	$15,156
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(1)	Estimated useful life and depreciation rates are presented as of December 31, 2013. Depreciation rates for regulated assets are prescribed by the FERC.

Asset Retirement Obligation [Table Text Block]

	December 31,
	2013	2012
	(Millions)
Beginning balance	$579	$573
Liabilities incurred	8	8
Liabilities settled (1)	(31)	(44)
Accretion expense	53	43
Revisions (2)	(48)	(1)
Ending balance	$561	$579
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(1)
For 2013 and 2012, liabilities settled include $25 million and $31 million, respectively, related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.

(2)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The 2013 revision primarily reflects increases in the estimated remaining useful life of the assets. The 2012 revision primarily reflects a decrease in removal cost estimates. The 2013 and 2012 revisions also include increases of $9 million and $13 million, respectively, related to changes in the timing and method of abandonment on certain of Transco’s natural gas storage caverns that were associated with a leak in 2010.